Vanguard Mid-Cap Growth Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Mid-Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-size companies. The Fund defines mid-sized companies as companies that have market caps within the range of the smallest market cap company in the Russell Mid Cap Growth Index to the greater of either the largest market cap company in the Russell Mid Cap Growth Index or the 100th largest market cap company in the U.S. market as defined by the Russell 3000 Index. In selecting investments, the advisor invests in those mid-size companies that it believes have the best prospects for future growth.